(Loss) Earnings Per Share - Calculation of Basic and Diluted (Loss) Earnings Per Share Attributable to Owners (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Earnings per share [abstract]
(Loss) Profit for the year attributable to owners of the Company (RMB'000)	¥ 9,052	$ 1,391	¥ (25,924)	¥ (28,567)
Weighted average number of ordinary shares for the purpose of (loss) earnings per share - Basic and diluted	206,500,000	206,500,000	206,500,000	206,500,000
Basic - RMB | (per share)	¥ 0.04	$ 0.01	¥ (0.13)	¥ (0.14)
Diluted - RMB | (per share)	¥ 0.04	$ 0.01	¥ (0.13)	¥ (0.14)